FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS

3.FAIR VALUE MEASUREMENT

The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period.

The following table sets forth the Company’s financial liabilities that were measured at fair value, on a recurring basis:

	June 30, 2022
	Level 1	Level 2	Level 3	Total

Liabilities
Earn-out consideration(1)	—	$—	$2	$2

	December 31, 2021
	Level 1	Level 2	Level 3	Total

Liabilities
Earn-out consideration(1)	$—	$—	$597	$597
(1)	The earn-out consideration represents arrangements to pay the former owners of LBF Travel, Inc. (“LBF”) acquired by Mondee in 2019. The undiscounted maximum payment under the arrangement is $2,700 in aggregate at the end of fiscal year 2021 and six months ended June 30, 2022. As of June 30 2022, no payments were made as the Company did not meet the EBITDA (Earnings Before Interest, Taxes, Depreciation, and Amortization) threshold required. Earn-out consideration is included in accrued expenses and other current liabilities on the Company’s condensed consolidated balance sheets.

For Level 3 earn-out consideration, the Company assesses the fair value of expected earn-out consideration at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earn-out consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earn-out period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earn- out. The earn-out consideration is included in accrued expenses and other current liabilities on the Company’s condensed consolidated balance sheets. Change in the fair value of earn-out consideration is reflected in our condensed consolidated statements of operations. Changes to the unobservable inputs do not have a material impact on the Company’s condensed consolidated financial statements.

Roll-forward of Level 3 Recurring Fair Value Measurements

The following table summarizes the fair value adjustments for earn-out consideration measured using significant unobservable inputs (level 3):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Balance, beginning of period	$762	$540	$597	$332
Change in the estimated fair value of earn-out consideration	(760)	(14)	(595)	194
Balance, end of the period	$2	$526	$2	$526

The fair value of Company’s short term financial assets and liabilities including cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximated their carrying values as of June 30, 2022 and December 31, 2021, due to their short-term nature. The Company’s restricted short-term investments are certificate of deposits held at banks and it is management’s intent to hold to maturity. As such, the Company records restricted short-term investments, long-term debt, and long-term debt due from related parties on an amortized cost basis.

There were no transfers between Level 1, Level 2 or Level 3 fair value hierarchy categories of financial instruments for the three and six-month period ended June 30, 2022 and for the year ended December 31, 2021.

Assets Measured at Fair Value on a Nonrecurring Basis

Our non-financial assets, such as goodwill, intangible assets and property and equipment, are not required to be measured at fair value on a recurring basis. However, if certain triggering events occur such that a non-financial instrument is required to be evaluated for impairment and an impairment is recorded to reduce the non-financial instrument’s carrying value to the fair value as a result of such triggering events, the non-financial assets are measured at fair value for the period such triggering events occur.

For the three and six months ended June 30, 2022 and June 30, 2021, the Company has not recorded any impairment charges on non-financial assets.

3.	FAIR VALUE MEASUREMENT

The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period.

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis:

December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Restricted cash and cash equivalents(1)	—	—	—	—
Total assets	$—	$—	$—	$—
Liabilities
Earn-out consideration(2)	—	$—	$597	$597

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Restricted cash and cash equivalents(1)	100	—	—	100
Total assets	$100	$—	$—	$100
Liabilities
Earn-out consideration(2)	$—	$—	$332	$332
(1)	Includes money market funds that are highly liquid investments with maturity periods of three months or less.
(2)	The earn-out consideration represents arrangements to pay the former owners of LBF, acquired by Mondee in 2019. The undiscounted maximum payment under the arrangement is $2,700 in aggregate at the end of fiscal year 2021 and 2022. Earn-out consideration is included in accrued expenses and other current liabilities on the Company’s consolidated balance sheets.

For Level 3 earn-out consideration, the Company assesses the fair value of expected earn-out consideration at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earn-out consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earn-out period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earn- out. The earn-out consideration is included in accrued expenses and other current liabilities on the Company’s consolidated balance sheets. Change in the fair value of earn-out consideration is reflected in our consolidated statements of operations. Changes to the unobservable inputs do not have a material impact on the Company’s consolidated financial statements.

Rollforward of Level 3 Recurring Fair Value Measurements

The following table summarizes the fair value adjustments for earn-out consideration measured using significant unobservable inputs (level 3) (in thousand):

	For the Year Ended December 31,
	2021	2020
Balance, beginning of year	$332	$398
Change in the estimated fair value of earn-out consideration	265	(66)
Balance, end of year	$597	$332

The fair value of Company’s short term financial assets and liabilities including cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximated their carrying values as of December 31, 2021 and 2020, due to their short-term nature. The Company records restricted short-term investments and long-term debt due from related parties on an amortized cost basis.

There were no transfers between Level 1, Level 2 or Level 3 fair value hierarchy categories of financial instruments for the years ended December 31, 2021 and 2020.

Assets Measured at Fair Value on a Nonrecurring Basis

Our non-financial assets, such as goodwill, intangible assets and property and equipment, are not required to be measured at fair value on a recurring basis. However, if certain triggering events occur such that a non-financial instrument is required to be evaluated for impairment and an impairment is recorded to reduce the non-financial instrument’s carrying value to the fair value as a result of such triggering events, the non-financial assets are measured at fair value for the period such triggering events occur.

As of December 31, 2021 and 2020 the Company has not recorded any impairment chargers on non-financial assets.

ITHAX ACQUISITION CORP.
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,	December 31,
Description	Level	2022	2021
Assets:
Marketable securities held in Trust Account	1	$241,937,059	$241,600,623
Liabilities:
Warrant Liability – Public Warrants	1	$3,501,750	$6,520,500
Warrant Liability – Private Placement Warrants	3	$97,875	$182,250

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed consolidated statements of operations.

The Private Placement Warrants were valued using the Black-Scholes option pricing model. The Black Scholes model is a theoretical extension of binomial option pricing theory, in that consideration of discrete probabilities and option payoff outcomes are divided into smaller and smaller intervals. At the limit, the binomial process converges to the Black-Scholes formula, which indicates that a call option value is equal to the security price times a probability, minus the present value of the exercise times a probability. The probabilities are given by the cumulative normal distribution. The Public Warrants were initially valued using a Monte Carlo Model. The Monte Carlo method is an analysis method designed to determine the value of variables such as the expected value of the Warrants as of the valuation date. This value is fundamentally uncertain, and it is determined by what statisticians call estimators. The model estimates the value of the Public Warrants after 100,000 trials based on the Company’s ordinary share price at the end of the Public Warrants’ expected life. The price estimates are based on a probability distribution of the price of the Company’s ordinary shares under a risk-neutral premise. For periods subsequent to the detachment of the Public Warrants from the Units, which occurred on March 22, 2021, the Public Warrants were valued using the instrument’s publicly listed trading price on the Nasdaq Stock Market

LLC as of the balance sheet date, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.

The inputs used in the Black-Scholes model for Private Placement Units and the Monte Carlo Model for Public Units is as follows:

	February 1, 2021
	(Initial Measurement)		December 31, 2021	June 30, 2022
	Public	Private	Private	Private
Input	Warrants	Warrants	Warrants	Warrants
Ordinary Share Price	$9.55	$9.55	$9.82	$9.96
Exercise Price	$11.50	$11.50	$11.5	$11.50
Expected Life (in years)	5	5	5.26	5.01
Risk Free Interest Rate	0.49%	0.49%	1.3%	3.10%
Volatility	19.00%	19.00%	9.9%	2.90%
Dividend Yield	0.00%	0.00%	0.00%	0.00%
Redemption Trigger (20 of 30 trading days)	$18.00	N/A	N/A	N/A

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 1, 2021	313,875	11,109,000	11,422,875
Change in fair value	(131,625)	(2,898,000)	(3,029,625)
Transfers to Level 1	—	(8,211,000)	(8,211,000)
Fair value as of December 31, 2021	$182,250	$—	$182,250
Change in fair value	(74,250)	—	(74,250)
Fair value as of March 31, 2022	$108,000	$—	$108,000
Change in fair value	(10,125)	—	(10,125)
Fair value as of June 30, 2022	$97,875	$—	$97,875

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the year ended December 31, 2021 was approximately $8.2 million.

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2021
Assets:
Marketable securities held in Trust Account	1	$241,600,623

Liabilities:
Warrant Liability – Public Warrants	1	$6,520,500
Warrant Liability – Private Placement Warrants	3	$182,250

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statements of operations.

The Private Placement Warrants were valued using the Black-Scholes option pricing model. The Black Scholes model is a theoretical extension of binomial option pricing theory, in that consideration of discrete probabilities and option payoff outcomes are divided into smaller and smaller intervals. At the limit, the binomial process converges to the Black-Scholes formula, which indicates that a call option value is equal to the security price times a probability, minus the present value of the exercise times a probability. The probabilities are given by the cumulative normal distribution. The Public Warrants were initially valued using a Monte Carlo Model. The Monte Carlo method is an analysis method designed to determine the value of variables such as the expected value of the Warrants as of the valuation date. This value is fundamentally uncertain, and it is determined by what statisticians call estimators. The model estimates the value of the Public Warrants after 100,000 trials based on the Company’s ordinary share price at the end of the Public Warrants’ expected life. The price estimates are based on a probability distribution of the price of the Company’s ordinary shares under a risk-neutral premise. For periods subsequent to the detachment of the Public Warrants from the Units, which occurred on March 22, 2021, the Public Warrants were valued using the instrument’s publicly listed trading price on the Nasdaq Stock Market LLC as of the balance sheet date, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.

The inputs used in the Black-Scholes model for Private Placement Units and the Monte Carlo Model for Public Units is as follows:

	February 1, 2021
	(Initial Measurement)		December 31, 2021
	Public	Private	Private
Input	Warrants	Warrants	Warrants
Ordinary Share Price	$9.55	9.55	$9.82
Exercise Price	$11.50	11.50	$11.50
Expected Life (in years)	5	5	5.26
Risk Free Interest Rate	0.49%	0.49%	1.3%
Volatility	19.00%	19.00%	9.9%
Dividend Yield	0.00%	0.00%	0.00%
Redemption Trigger (20 of 30 trading days)	$18.00	N/A	N/A

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 1, 2021	313,875	11,109,000	11,422,875
Change in fair value	(131,625)	(2,898,000)	(3,029,625)
Transfers to Level 1	—	(8,211,000)	(8,211,000)
Fair value as of December 31, 2021	$182,250	$—	$182,250

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during the year ended December 31, 2021 was approximately $8.2 million. There were no transfers to/from Levels 1, 2 and 3 during the year ended December 31, 2020.